CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014		Sep. 30, 2015	Sep. 30, 2014		Dec. 31, 2014	Dec. 31, 2013
Net income	$ 3,330	$ 2,271	[1]	$ 8,074	$ 6,128	[1]	$ 8,210	$ 7,012
Other comprehensive income (loss):
Unrealized gains (losses) on securities available for sale	524	(155)		347	549		687	(1,679)
Income tax (expense) benefit	(204)	61		(135)	(216)		(270)	661
Total other comprehensive income (loss)	320	(94)		212	333		417	(1,018)
Comprehensive income	$ 3,650	$ 2,177		$ 8,286	$ 6,461		$ 8,627	$ 5,994

[1]	Adjusted for 10-for-1 stock split on April 4, 2014